Related Party Disclosures - Summary of Transactions with Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Purchases	₽ 1,014	₽ 401	₽ 497
Sales	282	155	184
Other loss (income)	138	(42)	(39)
Financial assets from	107	57
Financial liabilities to	(969)	(513)
Total outstanding, net	(862)	(456)
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases	110	121	230
Sales	98	103	134
Other loss (income)		(33)	(6)
Financial assets from	7	7
Financial liabilities to	(6)	(13)
Total outstanding, net	1	(6)
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Purchases	904	280	267
Sales	184	52	50
Other loss (income)	138	(9)	₽ (33)
Financial assets from	100	50
Financial liabilities to	(963)	(500)
Total outstanding, net	₽ (863)	₽ (450)